Financial Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial Liabilities at Fair Value Through Profit or Loss [Abstract]
Schedule of Convertible Preference Shares
	Note	December 31, 2024	December 31, 2025

Current item:
Financial liabilities mandatorily measured at fair value through profit or loss
Contingent consideration of acquisition of subsidiaries	b	$1,374,290	$-
Convertible promissory note	d	5,670,000	5,133,000
Warrants	e	824,797	306,544
		$7,869,087	$5,439,544
Non-Current item:
Financial liabilities mandatorily measured at fair value through profit or loss
Convertible promissory note	d	$1,431,000	$-
		$9,300,087	$5,439,544

Schedule of Amounts Recognized in Profit of Loss	Amounts recognized in profit of loss in relation to the financial liabilities at fair value through profit or loss are listed below:
		Year ended December 31,
	Note	2023	2024	2025

Gain/(losses) recognized in “Other gains and losses” (see Note 25)
Contingent consideration of acquisition of subsidiaries	b	$44,131	$124,212	$1,251,127
Preference shares liabilities	c	5,436,783	-	-
Convertible promissory note	d	-	(586,007)	(1,304,555)
Warrants	e	-	(214,769)	660,253
		$5,480,914	$(676,564)	$606,825

Schedule of Convertible Preference Shares

As shown in the table below, the Company had issued series of convertible preference shares, which were assessed as financial liabilities at fair value through profit or loss due to either its redemption option or contingent settlement provisions feature.

	Authorized shares (in		Shares issued (in	Total	May 22, 2023
	thousands of shares)	Issuance date	thousands of shares)	issuance amount	Share price	Total amount
Series A	34	2015.5.20~2016.7.20	34	$1,200,000	131.279354	$4,405,739
Series B	33	2016.10.31~2017.4.11	33	1,869,000	134.780833	4,410,061
Series B-1	2	2017.11.9~2017.11.27	2	180,000	136.135819	307,451
Series C	40	2018.2.1~2019.3.14	40	3,500,000	136.582839	5,401,508
Series C-1	24	2019.3.14~2019.10.2	24	2,217,055	135.690064	3,282,230
Series C-2	10	2019.6.13~2019.10.2	10	1,103,300	136.806531	1,337,131
Series D-1	23	2020.6.25	23	3,300,000	141.663357	3,295,335
Series D-2	61	2020.11.19~2022.5.12	32	4,592,249	138.137284	4,471,615
Total			198	$17,961,604		$26,911,070

Schedule of Issued Convertible Promissory Notes	Between January and October of 2024, the Company issued convertible promissory notes with a maturity date on December 7, 2024 to its existing shareholders and other third parties (refer to as the “2024 Convertible Promissory Notes”) as follows:
Holder	Issuance date	Issuance amount	Interest rate	Note
A	2024.1.2	$509,041	10%	1
B	2024.1.4	300,000	10%	2
A	2024.3.6	250,000	10%	2
C	2024.3.19	100,000	10%	2
D	2024.3.20	66,430	10%	2
E	2024.5.16	100,000	10%	2
F	2024.6.3	150,000	10%	2
G	2024.8.15	150,000	10%	2
H	2024.9.12	100,000	10%	2
I	2024.10.23	1,000,000	10%	2
		$2,725,471

Schedule of Issued Series of Convertible Preference Shares	Between June and September of 2025, the Company issued convertible promissory notes maturing in one year to its existing shareholders and other third parties (refer to as the “2025 Convertible Promissory Notes”) as follows:
Holder	Issuance date	Issuance amount	Interest rate
J	2025.6.13	$50,000	10%
K	2025.7.16	25,000	10%
L	2025.8.12	150,000	10%
L	2025.9.22	150,000	10%
		$375,000